Hartford Life Insurance Company Separate Account VL I:

033-53692                       Stag Variable Life

333-109529                     Stag Accumulator II Variable Universal Life

333-109530                     Stag Protector II Variable Universal Life

333-127379                     Hartford Quantum II

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866                       Stag Wall Street Variable Universal Life (Series II)

333-93319                       Stag Accumulator Variable Universal Life (Series I)

333-07471                       Stag Accumulator II Variable Universal Life / Stag VL Artisan

333-83057                       Stag Protector Variable Universal Life (Series I)

333-88787                       Stag Protector II Variable Universal Life

333-127380                     Hartford Quantum II

Hartford Life Insurance Company Separate Account VL II:

333-131135                     Hartford Leaders VUL Joint Legacy

333-148814                     Hartford Leaders VUL Liberty

333-148817                     Hartford Leaders VUL Legacy

333-155096                     Hartford Leaders VUL Joint Legacy II

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-131133                     Hartford Leaders VUL Joint Legacy

333-148816                     Hartford Leaders VUL Liberty

333-148815                     Hartford Leaders VUL Legacy

333-155092                     Hartford Leaders VUL Joint Legacy II

Union Security Insurance Company Variable Account C:

033-65243                       Wall Street Series Survivor VUL

333-69327                       Wall Street Series VUL

033-03919                       Harmony Investment Life

033-28551                       Wall Street Series VUL220

033-48266                       Wall Street Series VUL500

Supplement Dated July 21, 2009 to the Prospectus Dated May 1, 2009

Supplement Dated to Your Prospectus

Hartford LargeCap Growth HLS Fund and Hartford Growth Opportunities HLS Fund:

On or about September 15, 2009, shareholders will vote on the proposed merger of the Hartford LargeCap Growth HLS Fund (“Acquired Fund”) into the Hartford Growth Opportunities HLS Fund (“Acquiring Fund”).  If the proposed merger is approved, all assets of the Acquired Fund will be transferred into the Acquiring Fund, and shareholders of the Acquired Fund will receive shares of the Acquiring Fund.  If approved by the shareholders, the merger is scheduled to take place on or about October 2, 2009 (merger date).

As a result, if any of your Policy Value is currently invested in the Acquired Fund sub-account that Policy Value will automatically be transferred into the Acquiring Fund sub-account on the merger date.  In addition, if we do not receive alternate instructions from you, any premium we receive after the merger date that would have been allocated to the Acquired Fund will be allocated to the Acquiring Fund.

Unless you direct us otherwise, if you are enrolled in any DCA, Asset Rebalancing Program, Asset Allocation or other administrative program that includes transfers of Policy Value or allocation to the Acquired Fund sub-account, your enrollment will automatically be updated to reflect the Acquiring Fund sub-account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Policy related to Hartford LargeCap Growth HLS Fund are deleted.

This supplement should be retained with the prospectus for future reference.

HV-7928